Assets pledged, collateral received and assets transferred	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Assets pledged, collateral received and assets transferred

17	Assets pledged, collateral received and assets transferred
Assets pledged[1]

Financial assets pledged as collateral
	2023	2022
	$m	$m
Treasury bills and other eligible securities	20,504	18,364
Loans and advances to banks	13,636	10,198
Loans and advances to customers	27,490	27,627
Debt securities	88,367	60,542
Equity securities	40,280	26,902
Other	61,223	67,576
Assets pledged at 31 Dec	251,500	211,209
Assets pledged as collateral include all assets categorised as encumbered in the disclosure on page 27 of the Pillar 3 Disclosures at
31 December 2023, except for assets held for sale.
The amount of assets pledged to secure liabilities may be greater than the book value of assets utilised as collateral. For example, in the case of securitisations and covered bonds, the amount of liabilities issued plus mandatory over-collateralisation is less than the book value of the pool of assets available for use as collateral. This is also the case where assets are placed with a custodian or a settlement agent that has a floating charge over all the assets placed to secure any liabilities under settlement accounts.
These transactions are conducted under terms that are usual and customary for collateralised transactions including, where relevant, standard securities lending and borrowing, repurchase agreements and derivative margining. HSBC places both cash and non-cash collateral in relation to derivative transactions.
Hong Kong currency notes in circulation are secured by the deposit of funds in respect of which the Hong Kong Government certificates of indebtedness are held.

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2023	2022
	$m	$m
Trading assets	77,847	56,894
Financial investments	39,324	27,841
At 31 Dec	117,171	84,735
Collateral received[1]
The fair value of assets accepted as collateral relating primarily to standard securities lending, reverse repurchase agreements, swaps of securities and derivative margining that HSBC is permitted to sell or repledge in the absence of default was $495,653m (2022: $449,896m). The fair value of any such collateral sold or repledged was $284,108m (2022: $228,245m).
HSBC is obliged to return equivalent securities. These transactions are conducted under terms that are usual and customary to standard securities lending, reverse repurchase agreements and derivative margining.
Assets transferred[1]
The assets pledged include transfers to third parties that do not qualify for derecognition, notably secured borrowings such as debt securities held by counterparties as collateral under repurchase agreements and equity securities lent under securities lending agreements, as well as swaps of equity and debt securities. For secured borrowings, the transferred asset collateral continues to be recognised in full while a related liability, reflecting the Group’s obligation to repurchase the assets for a fixed price at a future date, is also recognised on the balance sheet.
Where securities are swapped, the transferred asset continues to be recognised in full. There is no associated liability as the non-cash collateral received is not recognised on the balance sheet. The Group is unable to use, sell or pledge the transferred assets for the duration of the transaction, and remains exposed to interest rate risk and credit risk on these pledged assets.

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:
	Transferred assets	Associated liabilities
	$m	$m
At 31 Dec 2023
Repurchase agreements	81,486	74,517
Securities lending agreements	46,663	3,826

At 31 Dec 2022
Repurchase agreements	52,604	48,501
Securities lending agreements	39,134	4,613
1 Excludes assets classified as held for sale